Transactions with Related Parties	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Related Party Transactions Disclosure

3. Transaction with Related Parties

Sale of Vessels and Novation of Newbuild Contracts

The novation of the contract of Hull No 1718 was executed in February 2016. The sales of the Stalo and of Kypros Unity, both classified as assets held for sale as at December 31, 2015, were consummated in March 2016. The Company recorded an aggregate loss of $2,750 from such sales. Details of the sale of vessels and novation of newbuild contracts are included in Note 3, 6 and 22 of the Company's consolidated financial statements for the year ended December 31, 2015 included in the Company's Annual Report on Form 20-F.

In October 2016, our subsidiary Gloverseven signed a novation agreement for newbuild Hull No. S835, a 77,000 dwt, Japanese Panamax class vessel and our subsidiary Kyotofriendo One signed a memorandum of agreement for the sale upon delivery of newbuild Hull No. 1551, a 81,600 dwt, Japanese Kamsarmax class vessel, in each case, to entities owned by our Chief Executive Officer and Chairman of our Board of Directors, Polys Hajioannou. Each vessel is scheduled to be delivered in the first quarter of 2017. The two transactions were evaluated and approved in September 2016 by a Special Committee of the Company's Board of Directors, wholly comprised of independent members of the Board and advised by independent counsel. This followed the Company's decision to further reduce its capital commitments, which includes the novation or resale of newbuilds. The Special Committee obtained two appraisals from independent third party brokers for each newbuild vessel, and negotiated the terms of each transaction. The higher of the two appraisals obtained from the independent third party brokers was $21,500 for Hull No. S835 and $24,500 for Hull No. 1551; or $46,000 in the aggregate. Our remaining capital expenditure requirements in respect of Hull No. S835 and Hull No. 1551 were $48,155 in the aggregate. An aggregate impairment loss of $17,163, representing installments already paid in respect of Hull No. S835 and Hull No. 1551 and capitalized costs, was recorded in the first nine months period ended September 30, 2016. (Refer to Notes 5 and 13).